Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes
Convertible Notes

7.Convertible Notes

On March 17, 2016, the Company issued unsecured convertible notes (the “2016 Notes”) for gross proceeds of $38.5 (C$50.0) million and a maturity date of March 17, 2023. On March 17, 2020, the Company issued a second round of unsecured convertible notes (the “2020 Notes”) for gross proceeds of $35.0 (C$47.6) million and a maturity date of March 17, 2027. Both sets of notes, collectively the “Convertible Notes”, had identical features and bore interest at a rate of 0.05% per annum, payable annually in cash or common shares (at the Company’s election) or added to the principal and payable on maturity. The holders of the Convertible Notes could convert any portion of their Convertible Notes at any time prior to the maturity date into common shares of the Company, at a price of C$3.541 per share for the 2016 Notes and a price of C$4.655 for the 2020 Notes.

On August 26, 2020, convertible notes in the aggregate principal amount of C$82,102,500 (C$34,502,500 of the 2016 Notes and C$47,600,000 for all 2020 Notes), were converted for 19,969,280 common shares of the Company. During the year ended December 31, 2021, the remaining 2016 Notes in the aggregate principal amount of C$15,409,901 were converted for 4,351,850 common shares of the Company.

As of December 31, 2022 and December 31, 2021, the Corporation has no outstanding convertible notes. During 2021, interest payments were made to note holders in cash, in the amount of $7,190. The components of the Convertible Notes activity during the years ended December 31, 2022 and 2021, including conversion related activity are as follows:

Convertible Notes
Balance, December 31, 2020	$9,562,293
Conversions	(10,263,119)
Accretion and interest expense	362,545
Interest payments	(7,190)
Foreign exchange adjustments	345,471
Balance, December 31, 2021 and December 31, 2022	$—

Each set of Convertible Notes were deemed to contain an embedded derivative (collectively, the “Convertible Note Derivatives”) relating to the conversion option. Convertible Note Derivatives related to each set of Convertible Notes were valued upon initial recognition at fair value using partial differential equation methods and are subsequently re-measured at fair value at each period end through the Consolidated Statements of Operations. The components of the derivatives, collectively the “Convertible Note Derivatives”, are summarized as follows:

Convertible Note
Derivative
Balance, December 31, 2020	$26,060,446
Conversions	(20,920,535)
Fair value adjustment	(5,710,557)
Foreign exchange adjustments	570,646
Balance, December 31, 2021 and 2022	$—

Upon conversion of the remaining Convertible Notes in 2021, the fair value of the Convertible Note Derivatives and the carrying value of the Convertible Notes, on that date, were reclassified to share capital.

The fair value of the Convertible Note Derivatives at the conversion date in 2021 was considered to be the intrinsic value, which is the share price on the date of conversion minus the conversion price.